GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET
12.	GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	300,163	47,691
Less: impairment charge	-	-	(300,163)	(47,691)

Balance at end of year	300,163	300,163	-	-

In accordance with ASC 350, the Group is considered to be a single reporting unit. The Group assessed the fair value of the reporting unit as of December 31, 2011 by reference to the closing price of its publicly traded ADS on that date as well as an assumed control premium. Due to the decline of the price of the ADS during the year ended December 31, 2011, the assessed fair value was below the carrying value of the reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of RMB300,163 (US$47,691) for the year ended December 31, 2011 under the caption of “Asset impairment” in the consolidated statement of operations.

For the year ended December 31, 2011, the Company recorded impairment on goodwill, property, plant, and equipment, deposits for non-current assets and other current assets amounting to RMB300,163 (US$47,691), RMB3,179 (US$505), RMB20,679 (US$3,286) and RMB9,913 (US$1,575), respectively. For the year ended December 31, 2010, the Company recorded impairment on deposits for non-current assets and other current assets amounting to RMB2,513 and RMB706, respectively. The total amount of impairment charge of RMB333,934 (US$53,057) (2010: RMB3,219) is included in the caption of “Asset impairment” in the consolidated statements of operations.

Acquired intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Total
	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2010	144,117	11,228	155,345
Acquisition of a subsidiary – TKM (note 4)	22,579	-	22,579
Disposal	(5,323)	-	(5,323)
Amortization expenses	(24,383)	(2,105)	(26,488)
Intangible assets, net
At December 31, 2010 and January 1, 2011	136,990	9,123	146,113
Acquisition of a business – CD hospital (note 4)	7,963	-	7,963
Amortization expenses	(23,309)	(1,749)	(25,058)
Intangible assets, net
At December 31, 2011	121,644	7,374	129,018
Intangible assets, net
At December 31, 2011, in US$	19,327	1,172	20,499

At December 31, 2011:
Intangible assets, cost	214,478	15,078	229,556
Less: accumulated amortization	(92,834)	(7,704)	(100,538)

	121,644	7,374	129,018

Acquired intangible amortization expenses were approximately RMB26,493, RMB26,488 and RMB25,058 (US$3,981) for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$

2012	25,146	3,995
2013	22,503	3,575
2014	19,866	3,156
2015	18,170	2,887
2016	12,777	2,030

	98,462	15,643